Notes Payable - Related Party (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 02, 2019	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2019
Short-Term Debt [Line Items]
Interest payable related parties			$ 260,017		$ 510,840	$ 805,109	$ 998,076
Hankey Capital LLC [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount						12,767,894
Interest payable						$ 2,054,041
Collateral shares, cancelled						9,361,702
Hankey Capital LLC [Member] | Second Credit Facility Convertible Secured Term Note [Member]
Short-Term Debt [Line Items]
Debt instrument, convertible, conversion price						$ 1.00
Line of credit facility, maximum borrowing capacity						$ 3,800,000
Proceeds from related party debt							2,712,179
Line of credit facility additional borrowing capacity						1,055,715
Hankey Capital LLC [Member] | All Outstanding Notes [Member]
Short-Term Debt [Line Items]
Interest payable related parties						0	1,251,626
Interest payable related parties						$ 805,109	998,076
Hankey Capital LLC [Member] | Minimum [Member] | Second Credit Facility Convertible Secured Term Note [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage						8.50%
Hankey Capital LLC [Member] | Prime Rate [Member] | Second Credit Facility Convertible Secured Term Note [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage						4.00%
First and Second Secured Convertible Notes and Warrants [Member] | Hankey Capital LLC [Member]
Short-Term Debt [Line Items]
Convertible notes payable, current							$ 9,000,000	$ 9,000,000
Debt maturity date	Dec. 31, 2021
Debt instrument, convertible, conversion price								$ 1.00
Number of shares of common stock issued as collateral						1,702,128	7,659,574
First and Second Secured Convertible Notes and Warrants [Member] | Hankey Capital LLC [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage								8.50%
First and Second Secured Convertible Notes and Warrants [Member] | Hankey Capital LLC [Member] | Prime Rate [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage								4.00%